Trade and other payables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables:

	December 31, 2018	December 31, 2017
Trade accounts payable	$6,924	$13,181
Compensation payable	8,505	9,209
Other liabilities	5,327	2,491
Taxes payable	398	362
	$21,154	$25,243